GURU FAVORITE STOCKS ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.4%
Communication Services - 9.1%
Interactive Media & Services - 9.1%
Alphabet, Inc. - Class A	5,408	$1,685,998
Alphabet, Inc. - Class C	2,387	743,384
Meta Platforms, Inc. - Class A	1,251	810,873
Total Communication Services		3,240,255

Consumer Discretionary - 3.0%
Broadline Retail - 3.0%
Amazon.com, Inc. (a)	5,042	1,058,820

Consumer Staples - 2.9%
Soft Drinks & Non-alcoholic Beverages - 2.9%
Monster Beverage Corp. (a)	12,190	1,039,807

Financials - 30.3% (b)
Consumer Finance - 1.5%
American Express Co.	1,704	526,365

Financial Exchanges & Data - 9.2%
Moody's Corp.	2,138	1,021,087
MSCI, Inc.	2,920	1,669,744
S&P Global, Inc.	1,365	603,166
		3,293,997
Insurance Brokers - 5.6%
Arthur J Gallagher & Co.	3,904	890,893
Brown & Brown, Inc.	15,402	1,106,171
		1,997,064
Multi-Sector Holdings - 4.1%
Berkshire Hathaway, Inc. - Class B (a)	2,887	1,457,791

Property & Casualty Insurance - 3.0%
Progressive Corp.	5,054	1,079,838

Transaction & Payment Processing Services - 6.9%
Mastercard, Inc. - Class A	2,210	1,143,034
Visa, Inc. - Class A	4,170	1,334,984
		2,478,018
Total Financials		10,833,073

GURU FAVORITE STOCKS ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Health Care - 11.9%
Health Care Equipment - 1.8%
Intuitive Surgical, Inc. (a)	1,277	$642,982

Managed Health Care - 6.3%
Elevance Health, Inc.	3,541	1,133,120
UnitedHealth Group, Inc.	3,881	1,138,181
		2,271,301
Pharmaceuticals - 3.8%
Eli Lilly & Co.	1,296	1,363,379
Total Health Care		4,277,662

Industrials - 2.6%
Diversified Support Services - 2.6%
Copart, Inc. (a)	24,740	942,347

Information Technology - 32.2% (b)
Application Software - 4.4%
Descartes Systems Group, Inc. (a)	10,333	684,561
Synopsys, Inc. (a)	2,146	888,444
		1,573,005
Semiconductor Materials & Equipment - 3.7%
ASML Holding NV	920	1,334,515

Semiconductors - 16.6%
Monolithic Power Systems, Inc.	825	942,761
NVIDIA Corp.	14,832	2,628,082
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	6,311	2,363,974
		5,934,817
Systems Software - 3.8%
Microsoft Corp.	3,494	1,372,234

Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.	5,024	1,327,240
Total Information Technology		11,541,811

Real Estate - 2.4%
Real Estate Services - 2.4%
CoStar Group, Inc. (a)	19,514	870,910
TOTAL COMMON STOCKS (Cost $26,620,315)		33,804,685

GURU FAVORITE STOCKS ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 5.6%
First American Government Obligations Fund - Class X, 3.60% (c)	2,001,271	$2,001,271
TOTAL MONEY MARKET FUNDS (Cost $2,001,271)		2,001,271

TOTAL INVESTMENTS - 100.0% (Cost $28,621,586)		$35,805,956
Liabilities in Excess of Other Assets - (0.0)% (d)		(1,760)
TOTAL NET ASSETS - 100.0%		$35,804,196

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of February 28, 2026.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

GURU FAVORITE STOCKS ETF

Summary of Fair Value Disclosure as of February 28, 2026 (Unaudited)

Guru Favorite Stocks ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Common Stocks	$33,804,685	$—	$—	$33,804,685
Money Market Funds	2,001,271	—	—	2,001,271
Total Investments	$35,805,956	$—	$—	$35,805,956

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended February 28, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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